As filed with the Securities and Exchange Commission on
May 24, 2018

Securities Act File No. 333-222933
--------------------------------------------------------------------------------------------------------------------
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

---------------
FORM N-14
----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
----
----
Pre-Effective Amendment No.	/ /
----
----
Post-Effective Amendment No. 1	/ X /
----

-----------------
(Check appropriate box or boxes)
---------------
PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

(617) 292-1000
(Area Code and Telephone Number)

--------------

ROBERT T. BURNS, Vice President
Putnam Funds Trust
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
---------------

Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 193, as amended.

This filing is being made solely for the purpose of adding exhibits. No other part of the Registration Statement is amended or superseded hereby.

No filing fee is required because of reliance on Section 24(f) of Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

This Post-Effective Amendment consists of the following:

1) Facing Sheet of the Registration Statement.

2) Part C of the Registration Statement (including signature page).

3) Exhibit 12(a) to Item 16 of the Registration Statement.

4) Exhibit 12(b) to Item 16 of the Registration Statement.

This Post-Effective Amendment is being filed solely to file the opinion and consent of counsel as to tax matters in connection with the merger of Putnam Absolute Return 500 Fund with and into Putnam Multi-Asset Absolute Return Fund (formerly known as Putnam Absolute Return 700 Fund), each a series of the Registrant, as Exhibits 12(a) and 12(b) to Item 16 of this Registration Statement on Form N-14.

Parts A and B of the Registration Statement as filed by the Registrant pursuant to Rule 497 (File No. 333-222933) with the Securities and Exchange Commission on March 16, 2018 (0000928816-18-000560), are incorporated by reference herein.

PUTNAM FUNDS TRUST

Putnam Multi-Asset Absolute Return Fund

FORM N-14
PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VIII, sections 1 through 3, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-07513). In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.

The Massachusetts business trusts comprising The Putnam Funds (each, a “Trust”) have also agreed to contractually indemnify each Trustee. The agreement between the Trusts and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses to the fullest extent permitted by the Registrant’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, as now or hereafter in force, provides that each Trust severally shall indemnify and hold harmless the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, unless the Trustee has been adjudicated in a final adjudication on the merits to have engaged in certain disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and, therefore, is unenforceable.

Item 16. Exhibits

(1) Amended and Restated Agreement and Declaration of Trust dated March 21, 2014 – Incorporated by reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement filed on March 28, 2014.

(2)(a) Amended and Restated Bylaws dated as of October 17, 2014 – Incorporated by reference to Post-Effective Amendment No. 194 to the Registrant’s Registration Statement filed on October 28, 2014.

(2)(b) Amendment to Amended and Restated Bylaws dated as of April 22, 2016 – Incorporated by reference to Post-Effective Amendment No. 236 to the Registrant’s Registration Statement filed on June 27, 2016.

(3) Not applicable.

(4) Form of Agreement and Plan of Reorganization -- included as Appendix A to Part A hereof.

(5)(a) Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights – Incorporated by reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement filed on March 28, 2014.

(5)(b) Portions of Bylaws Relating to Shareholders’ Rights – Incorporated by reference to Post-Effective Amendment No. 194 to the Registrant’s Registration Statement filed on October 28, 2014.

(6)(a) Management Contract with Putnam Investment Management, LLC dated February 27, 2014 for Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Emerging Markets Income Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Sector Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam Low Volatility Equity Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2, Putnam Retirement Income Fund Lifestyle 3, Putnam Short Duration Income Fund (effective March 7, 2014), Putnam Short Term Investment Fund and Putnam Short-Term Municipal Income Fund; Schedule A and Schedule B amended as of October 26, 2016 -- Incorporated by reference to Post-Effective Amendment No. 245 to the Registrant’s Registration Statement filed on October 27, 2016.

(6)(b) Management Contract with Putnam Investment Management, LLC dated February 27, 2014 for Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Spectrum Fund, Putnam Global Dividend Fund, Putnam International Value Fund, Putnam Small Cap Growth Fund and Putnam Strategic Volatility Equity Fund -- Incorporated by

reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement filed on March 28, 2014.

(6)(c) Management Contract with Putnam Investment Management, LLC dated February 27, 2014 for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund -- Incorporated by reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement filed on March 28, 2014.

(6)(d) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated February 27, 2014; Schedule A amended as of October 27, 2016 – Incorporated by reference to Post-Effective Amendment No.

247 to the Registrant’s Registration Statement filed on November 25, 2016.

(6)(e) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated February 27, 2014 – Incorporated by reference to Post-Effective Amendment No. 186 to the Registrant’s Registration Statement filed on March 28, 2014.

(7)(a) Amended and Restated Distributor’s Contract with Putnam Retail Management Limited Partnership dated July 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(7)(b)(i) Form of Dealer Sales Contract dated March 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement filed on June 28, 2012.

(7)(b)(ii) Schedule of Dealer Sales Contracts conforming in all material respects to the Form of Dealer Sales Contract filed as Exhibit (7)(b)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended – Incorporated by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on March 26, 2015.

(7)(c)(i) Form of Financial Institution Sales Contract dated March 27, 2012 – Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement filed on June 28, 2012.

(7)(c)(ii) Schedule of Financial Institution Sales Contracts conforming in all material respects to the Form of Financial Institution Sales Contract filed as Exhibit (7)(c)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended – Incorporated by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on March 26, 2015.

(8) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000 – Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement filed on January 28, 2005.

(9)(a) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of July 24, 2017 – Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(9)(b) Amendment to Master Custodian Agreement with State Street Bank and Trust Company dated August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(10)(a) Class A Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(10)(b) Class B Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(10)(c) Class C Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(10)(d) Class M Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(10)(e) Class R Distribution Plan and Agreement dated May 8, 2003 -- Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on January 30, 2004.

(10)(f) Class T Distribution Plan and Agreement dated February 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement filed on February 24, 2017.

(10)(g)(i) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on June 30, 1997.

(10)(g)(ii) Schedule of Dealer Service Agreements conforming in all material respects to the Form of Dealer Service Agreement filed as Exhibit (10)(g)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on March 26, 2015.

(10)(h)(i) Form of Financial Institution Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on July 19, 1996.

(10)(h)(ii) Schedule of Financial Institution Service Agreements conforming in all material respects to the Form of Financial Institution Service Agreement filed as Exhibit (10)(h)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on March 26, 2015.

(10)(i) Rule 18f-3 Plan dated November 1, 1999, as most recently amended January 27, 2017 -- Incorporated by reference to Post-Effective Amendment No. 251 to the Registrant’s Registration Statement filed on February 24, 2017.

(11) Opinion and consent of Ropes & Gray LLP – Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on February 8, 2018.

(12)(a) Opinion of Ropes & Gray LLP with respect to tax matters – Filed herewith.

(12)(b) Consent of Ropes & Gray LLP with respect to tax matters – Filed herewith.

(13)(a) Amended & Restated Investor Servicing Agreement – Open-End Funds with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated July 1, 2013; Appendix A amended as of July 24, 2017 -- Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(13)(b) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003 -- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(13)(c) Liability Insurance Allocation Agreement dated December 18, 2003 -- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(13)(d) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; Appendix A amended as of July 24, 2017 -- Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(13)(e) Amendment to Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated August 1, 2013 -- Incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement filed on October 28, 2013.

(13)(f) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; Schedules A and B amended as of September 15, 2017 -- Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(13)(g) Credit Agreement with State Street Bank and Trust Company and certain other lenders dated September 24, 2015 -- Incorporated by reference to Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on September 28, 2015.

(13)(h) Joinder Agreement No. 1 to Credit Agreement with State Street Bank and Trust Company and certain other lenders dated August 29, 2016 -- Incorporated by reference to Post-Effective Amendment No. 245 to the Registrant’s Registration Statement filed on October 27, 2016.

(13)(i) Amendment No. 1 to Credit Agreement with State Street Bank and Trust Company dated September 22, 2016 -- Incorporated by reference to Post-Effective Amendment No. 245 to the Registrant’s Registration Statement filed on October 27, 2016.

(13)(j) Amendment No. 2 to Credit Agreement with State Street Bank and Trust Company dated September 21, 2017 -- Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(13)(k) Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 24, 2015 -- Incorporated by reference to Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on September 28, 2015.

(13)(l) First Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated August 29, 2016 -- Incorporated by reference to Post-Effective Amendment No. 245 to the Registrant’s Registration Statement filed on October 27, 2016.

(13)(m) Second Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated September 22, 2016 -- Incorporated by reference to Post-Effective Amendment No. 245 to the Registrant’s Registration Statement filed on October 27, 2016.

(13)(n) Third Amendment to Amended and Restated Uncommitted Line of Credit Agreement with State Street Bank and Trust Company, dated September 21, 2017 -- Incorporated by reference to Post-Effective Amendment No. 269 to the Registrant’s Registration Statement filed on October 27, 2017.

(13)(o)(i) Form of Indemnification Agreement dated March 18, 2016 -- Incorporated by reference to Post-Effective Amendment No. 236 to the Registrant’s Registration Statement filed on June 27, 2016.

(13)(o)(ii) Schedule of Indemnification Agreements conforming in all material respects to the Form of Indemnification Agreement filed as Exhibit (13)(o)(i) but which have not been filed as exhibits to the Registrant's Registration Statement in reliance on Rule 483(d)(2) under the Securities Act of 1933, as amended -- Incorporated by reference to Post-Effective Amendment No. 236 to the Registrant’s Registration Statement filed on June 27, 2016.

(13)(p) Expense Limitation Agreement with Putnam Investment Management, LLC (“PIM”) dated June 23, 2017 -- Incorporated by reference to Post-Effective Amendment No. 265 to the Registrant’s Registration Statement filed on August 28, 2017.

(13)(q) Expense Limitation Agreement with Putnam Investor Services, Inc. (“PSERV”) dated June 23, 2017 -- Incorporated by reference to Post-Effective Amendment No. 265 to the Registrant’s Registration Statement filed on August 28, 2017.

(14) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund – Incorporated by reference to the Registrant’s registration statement on Form N-14 filed on February 8, 2018.

(15) Not applicable.

(16) Power of Attorney – Incorporated by reference to the Registrant’s registration statement on Form N-14 filed on February 8, 2018.

(17) Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of May, 2018.

PUTNAM FUNDS TRUST

By:	/s/ JONATHAN S. HORWITZ
Name: Jonathan S. Horwitz
Title:	Executive Vice President, Principal Executive
Officer and Compliance Liaison

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title

/s/ JAMESON A. BAXTER*	Chair, Board of Trustees
Jameson A. Baxter

/s/ KENNETH R. LEIBLER*	Vice Chair, Board of Trustees
Kenneth R. Leibler

/s/ ROBERT L. REYNOLDS*	President and Trustee
Robert L. Reynolds

/s/ JONATHAN S. HORWITZ*	Executive Vice President, Principal
Jonathan S. Horwitz	Executive Officer and Compliance
Liaison

/s/ JANET C. SMITH*	Vice President, Principal Financial Officer,
Janet C. Smith	Principal Accounting Officer and
Assistant Treasurer

/s/ LIAQUAT AHAMED*	Trustee
Liaquat Ahamed

/s/ RAVI AKHOURY*	Trustee
Ravi Akhoury

/s/ BARBARA M. BAUMANN*	Trustee
Barbara M. Baumann

/s/ KATINKA DOMOTORFFY*	Trustee
Katinka Domotorffy

/s/ CATHARINE BOND HILL*	Trustee
Catharine Bond Hill

/s/ PAUL L. JOSKOW*	Trustee
Paul L. Joskow

/s/ ROBERT E. PATTERSON*	Trustee
Robert E. Patterson

/s/ GEORGE PUTNAM, III*	Trustee
George Putnam, III

/s/ MANOJ P. SINGH*	Trustee
Manoj P. Singh

*	By: /s/ JONATHAN S. HORWITZ, as
Attorney-in-Fact pursuant to Power of
Attorney incorporated by reference to the
Registrant’s registration statement on Form
N-14 filed on February 8, 2018.
Dated: May 24, 2018

Exhibit Index

Exhibit	Exhibit Title
Number
(12)(a)	Opinion of Ropes & Gray LLP with respect to tax matters

(12)(b)	Consent of Ropes & Gray LLP with respect to tax matters